Janus Henderson Adaptive Risk Managed U.S. Equity Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
S&P 500® Minimum Volatility IndexTR (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.94%	9.65%	10.87%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.36%	7.48%	7.74%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.62%	7.33%	7.41%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.69%	10.57%	10.20%